Goodwill	6 Months Ended
Feb. 28, 2022
Goodwill

9.	Goodwill

	2022	2021
	$	$

Balance, August 31,	18,495,121	18,785,807
Held for sale - Eden Games	(345,150)	-
Effect of foreign exchange	(35,638)	30,564
Balance, February 28,	18,114,333	18,816,371

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three and six months ended February 28, 2022 and 2021

(Unaudited)

(Expressed in United States Dollars)